UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.3%
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/22	$2,750	$2,382,490
4.75%, 1/01/25	2,200	1,727,066

		4,109,556

Alaska — 0.4%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,390,200

Arizona — 1.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,250	3,346,168
5.25%, 10/01/28	1,000	1,039,770
5.00%, 10/01/29	400	406,148

		4,792,086

California — 21.2%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC) (a):
5.65%, 10/01/24	10,185	8,384,699
5.57%, 10/01/25	6,000	4,890,900
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,806,150
Antelope Valley Community College District, GO, Election of 2004, Series B (NPFGC), 5.25%, 8/01/39	600	617,334
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 4.96%, 8/01/39 (b)	1,600	239,344
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC), 5.18%, 8/01/37 (b)	2,400	420,456
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	550	575,339

Municipal Bonds	Par (000)	Value

California (continued)
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/35	$1,600	$1,615,024
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	2,000	2,019,240
Chino Valley Unified School District, GO, Election of 2002, Series C (NPFGC), 5.25%, 8/01/30	850	868,352
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,457,871
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	900	922,968
Los Angeles Department of Water & Power, RB, Series C (NPFGC), 5.00%, 7/01/29	5,160	5,371,921
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	2,965	3,075,535
5.00%, 10/01/36	1,655	1,701,241
Norco Redevelopment Agency California, Tax Allocation Bonds, Refunding, Project Area No. 1 (NPFGC), 5.13%, 3/01/30	5,000	4,657,550
Orange County Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	1,500	1,585,140
5.00%, 2/01/31	900	946,872
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	1,750	1,586,900
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	4,150	4,238,686
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 5.54%, 9/01/30 (b)	12,740	4,145,851
State of California, GO:
5.13%, 6/01/27	20	20,063
5.13%, 6/01/31	60	60,022

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single Family

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Stockton Public Financing Authority California, RB, Parking & Capital Projects (NPFGC), 5.13%, 9/01/30	$6,145	$6,186,356
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	2,325	2,394,401
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,185,546

		68,973,761

Colorado — 0.7%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian):
5.50%, 12/01/27	1,200	1,129,620
5.50%, 12/01/33	675	616,288
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	375	398,678

		2,144,586

District of Columbia — 1.7%
District of Columbia, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,530	5,508,931

Florida — 13.4%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,600	1,652,224
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	4,000	4,103,880
Collier County School Board, COP (AGM), 5.00%, 2/15/23	3,000	3,129,270
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	850	889,576
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,000	3,017,310
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	1,400	1,513,512
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	4,950	5,092,857
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	9,900	9,643,590
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	4,200	4,255,524
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	1,750	1,772,365
Miami-Dade County School Board, COP, Refunding, Series B (AGC):
5.25%, 5/01/31	1,800	1,869,498
5.00%, 5/01/33	2,000	2,003,660
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/31	2,000	2,016,500
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	286,231

Municipal Bonds	Par (000)	Value

Florida (concluded)
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	$2,000	$2,121,740

		43,367,737

Georgia — 3.9%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	2,300	2,394,921
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	825	844,223
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	9,607,991

		12,847,135

Illinois — 20.8%
Chicago Board of Education Illinois, GO, Refunding, Series A:
(AGM), 5.50%, 12/01/31	3,000	3,435,390
Chicago School Reform Board, (NPFGC), 5.50%, 12/01/26	1,000	1,139,980
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	5,670	5,937,794
(Syncora), 6.00%, 1/01/29	2,500	2,587,075
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	2,000	2,044,680
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/21	9,000	9,251,280
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (c)	2,460	2,735,397
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	1,350	1,422,333
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	1,000	1,027,130
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	20,120	21,020,772
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	10,115	12,539,667
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	4,275	4,418,683

		67,560,181

Indiana — 0.1%
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 5.75%, 1/01/34	400	426,756

Iowa — 1.9%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,725	6,055,103

Louisiana — 1.7%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,414,187
Louisiana State Transportation Authority, RB, CAB, Senior Lien, Louisiana 1 Project, Series B (AMBAC), 5.31%, 12/01/27 (b)	1,085	437,776

2	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Rapides Finance Authority Louisiana, RB, Cleco Power LLC Project, AMT (AMBAC), 4.70%, 11/01/36 (d)	$2,250	$1,981,462
State of Louisiana, RB, Series A (NPFGC), 5.00%, 5/01/35	1,740	1,777,480

		5,610,905

Maryland — 0.4%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,200	1,273,884

Massachusetts — 3.9%
Massachusetts HFA, RB, AMT (AGM):
Rental Mortgage, Series F, 5.25%, 1/01/46	5,300	5,307,420
S/F Housing, Series 128, 4.80%, 12/01/27 (d)	1,600	1,583,200
Massachusetts HFA, Refunding RB, Rental Housing, Series A, AMT (AGM), 5.15%, 7/01/26	2,870	2,916,465
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,841,588

		12,648,673

Michigan — 4.9%
City of Detroit Michigan, RB, Series B:
Second Lien (AGM), 6.25%, 7/01/36	400	438,624
Second Lien (AGM), 7.00%, 7/01/36	200	231,140
Senior Lien (AGM), 7.50%, 7/01/33	700	842,849
System, Second Lien (NPFGC), 5.00%, 7/01/36	3,600	3,548,412
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,671,800
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,500	1,517,640
Michigan Strategic Fund, RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	4,300	4,133,203
Michigan Strategic Fund, Refunding RB, AMT (Syncora), Detroit Edison Co.:
Pollution, Series C, 5.65%, 9/01/29	1,410	1,412,129
Project, Series A, 5.50%, 6/01/30	1,300	1,267,734

		16,063,531

Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,811,325

Municipal Bonds	Par (000)	Value

Mississippi — 0.9%
Mississippi Development Bank Special Obligation, Refunding RB, Jackson Mississippi Water and Sewer System (AGM), 5.00%, 9/01/34	$2,800	$2,850,568

Nevada — 5.2%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	3,100	2,900,143
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	941,273
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	3,800	3,876,228
Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	75	62,499
Southwest Gas Corp. Project, Series D, AMT (NPFGC), 5.25%, 3/01/38	1,300	1,176,513
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,500	1,510,005
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	3,200	3,204,384
System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,475	1,545,195
Las Vegas Valley Water District, GO, Refunding, Series A (NPFGC), 5.00%, 6/01/24	1,600	1,681,120

		16,897,360

New Jersey — 9.1%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/31	600	584,988
Cigarette Tax (Radian), 5.75%, 6/15/34	305	301,852
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	9,325	9,469,631
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	7,948,824
School Facilities Construction, Series O, 5.13%, 3/01/28	2,250	2,360,723
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	2,000	2,274,860
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AGM), 5.50%, 9/01/25	5,000	5,868,100
(NPFGC), 5.50%, 9/01/28	815	912,930

		29,721,908

New York — 3.3%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	1,500	1,646,445
Metropolitan Transportation Authority, RB, Series 2008-C, 6.50%, 11/15/28	4,000	4,668,760
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	2,750	3,018,675

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	$1,200	$1,365,924

		10,699,804

Ohio — 0.3%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,025	1,034,533

Pennsylvania — 1.3%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	1,500	1,520,385
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.48%, 12/01/38 (a)	3,000	2,161,710
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	432,948

		4,115,043

Puerto Rico — 1.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,200	3,532,928
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.70%, 8/01/41 (b)	8,500	1,279,165
First Sub-Series C, 6.00%, 8/01/39	1,180	1,273,916

		6,086,009

Rhode Island — 2.2%
Providence Public Building Authority Rhode Island, RB, Series A (AGM), 6.25%, 12/15/10 (c)	4,345	4,486,560
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,375	2,631,144

		7,117,704

Tennessee — 1.8%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, Covenant Health, Series A, 5.04%, 1/01/38 (b)	600	114,162
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	5,698,350

		5,812,512

Texas — 13.0%
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,100	2,416,995
5.38%, 11/15/38	1,350	1,469,664
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC), 5.50%, 11/01/33	13,000	13,106,470
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (b)	4,475	2,283,906

Municipal Bonds	Par (000)	Value

Texas (concluded)
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	$1,725	$1,823,394
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, AMT (NPFGC), 5.20%, 5/01/30 (d)	2,400	2,364,840
North Harris County Regional Water Authority, RB, Senior Lien (NPFGC), 5.13%, 12/15/35	255	260,845
North Texas Tollway Authority, RB (AGC), System, First Tier:
Series K-1, 5.75%, 1/01/38	3,800	4,138,010
Series K-2, 6.00%, 1/01/38	4,015	4,471,706
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	2,795	3,055,298
System, (NPFGC), 5.75%, 1/01/40	1,600	1,665,504
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	5,150	5,202,221

		42,258,853

Utah — 1.6%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,289,650

Virginia — 0.6%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,955	1,970,953

Washington — 1.4%
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	900	907,497
5.25%, 10/01/39	625	642,125
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series D (AGM), 5.25%, 10/01/33	2,800	2,938,376

		4,487,998

Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,375	1,398,526
Wisconsin Housing & EDA, Refunding RB, Series E, AMT, 5.50%, 9/01/38	1,910	2,064,175

		3,462,701

Total Municipal Bonds – 122.4%		397,389,946

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Arizona — 0.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,264,368

4	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

California — 5.3%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	$959	$964,136
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,500	2,565,300
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	7,458	7,610,215
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	430,414
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	2,810	2,917,679
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	1,605	1,665,428
University of California, RB, Series O, 5.75%, 5/15/34	840	948,663

		17,101,835

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	900	959,800

District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,005	1,138,173
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,770	2,000,336

		3,138,509

Florida — 5.9%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	7,500	7,644,300
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,349	1,407,058
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	10,000	10,018,300

		19,069,658

Georgia — 5.5%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	17,356	17,837,331

Illinois — 0.6%
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,880	2,052,803

Louisiana — 1.7%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	5,400	5,576,580

Massachusetts — 3.4%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	10,600	11,118,613

Nevada — 3.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,778	4,169,287

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Nevada (concluded)
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	$4,499	$4,979,269
5.75%, 7/01/34	1,829	2,041,381

		11,189,937

New Hampshire — 2.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth- Hitchcock Obligation (AGM), 5.50%, 8/01/27	7,390	7,709,470

New York — 1.9%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,426,407
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	3,100	3,210,484
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,300	1,404,104

		6,040,995

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	580	618,993

South Carolina — 2.7%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	3,120	3,282,583
5.25%, 12/01/29	2,765	2,894,264
5.25%, 12/01/30	1,010	1,053,299
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,275	1,394,314

		8,624,460

Texas — 0.7%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,388,232

Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	372,554

Washington — 1.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	4,004	4,241,009

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,430	1,470,683

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 37.2%		120,775,830

Total Long-Term Investments (Cost – $504,514,500) – 159.6%		518,165,776

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2010	5

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.21% (f)(g)	6,347,074	$6,347,074

Total Short-Term Securities (Cost – $6,347,074) – 2.0%		6,347,074

Total Investments (Cost – $510,861,574*) – 161.6%		524,512,850
Other Assets Less Liabilities – 1.3%		4,282,235
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (19.0)%		(61,660,473)
Preferred Shares, at Redemption Value – (43.9)%		(142,594,210)

Net Assets Applicable to Common Shares – 100.0%		$324,540,402

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$449,979,277

Gross unrealized appreciation	$18,816,958
Gross unrealized depreciation	(5,866,273)

Net unrealized appreciation	$12,950,685

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at July 31, 2010	Income

FFI Institutional Tax-Exempt Fund	7,207,423	(860,349)	6,347,074	$3,116

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

65	10-Year U.S. Treasury Bond	September 2010	$(7,907,514)	$(140,299)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$518,165,776	—	$518,165,776
Short-Term Securities	$6,347,074	—	—	6,347,074

Total	$6,347,074	$518,165,776	—	$524,512,850

[1]	See above Schedule of Investments for values in each state or political subdivision.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(140,299)	—	—	$(140,299)

[2]	Derivative financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniEnhanced Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 27, 2010